Other Liabilities - Restructuring Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 95	$ 77	$ 155
Restructuring charges	84	184	71
Reserves utilized cash	(116)	(82)	(138)
Reserves utilized non-cash	(5)	(63)	(11)
Currency translation adjustments	(7)	(21)
Ending balance	51	95	77
Employee Severance [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	86	69	131
Restructuring charges	66	118	67
Reserves utilized cash	(112)	(74)	(122)
Reserves utilized non-cash	(5)	(13)	(8)
Currency translation adjustments	(5)	(14)	1
Ending balance	30	86	69
Facility Related Costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	6	1
Restructuring charges		32	1
Reserves utilized cash	(3)
Reserves utilized non-cash		(26)
Currency translation adjustments	2	(1)
Ending balance	5	6	1
Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	3	7	24
Restructuring charges	18	34	3
Reserves utilized cash	(1)	(8)	(16)
Reserves utilized non-cash		(24)	(3)
Currency translation adjustments	(4)	(6)	(1)
Ending balance	$ 16	$ 3	$ 7